Equity method investments, net (Tables)	12 Months Ended
Dec. 31, 2023
Equity method investments, net
Schedule of equity investments, net

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Results of operations:
Revenue	7,549,918	8,906,174	11,749,558
Gross profit (loss)	(4,257,022)	1,712,738	2,748,455
Income (loss) from operations	(16,489,595)	(1,248,914)	1,631,031
Net income (loss), net	1,999,569	(2,468,292)	1,393,547
Balance sheet data:
Current assets	54,810,598	52,797,753	53,386,574
Non‑current assets	17,656,885	14,891,760	23,584,221
Current liabilities	31,611,814	38,391,255	46,749,844
Non‑current liabilities	5,536,458	3,308,611	1,876,198
Convertible redeemable preferred shares and non‑controlling interests	7,160,924	—	—